CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 87.8	$ 89.1
Accrued liabilities	270.5	242.8
Employee related accrued liabilities	134.4	147.3
Total accounts payable and accrued liabilities	$ 492.7	$ 479.2